PW REDWOOD FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)

                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2002

                            PW REDWOOD FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)

                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2002


                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital.........................1

Statement of Operations.......................................................2

Statements of Changes in Members' Capital.....................................3

Notes to Financial Statements.................................................4

Schedule of Portfolio Investments.............................................10

                                                                             PW REDWOOD FUND, L.L.C.
                                               STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                                         (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                       JUNE 30, 2002

-----------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $23,390,437)                                $   19,704,827
Cash and cash equivalents                                                                 29,061,713
Receivable:
  Investments sold, not settled                                                           19,468,177
  Due from broker                                                                         14,939,459
  Interest                                                                                    47,539
-----------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                              83,221,715
-----------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $18,545,888)              18,228,999
Payables:
  Investments purchased, not settled                                                      17,364,420
  Withdrawals payable                                                                      3,284,072
  Management fee                                                                              49,112
  Professional fees                                                                           47,156
  Administration fee                                                                          14,425
  Miscellaneous                                                                               29,051
-----------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                         39,017,235
-----------------------------------------------------------------------------------------------------

NET ASSETS                                                                            $   44,204,480
-----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                             $   47,573,201
Accumulated net unrealized depreciation on investments                                    (3,368,721)
-----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                      $   44,204,480
-----------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.
                                                                               1

                                                                             PW REDWOOD FUND, L.L.C.
                                                                             STATEMENT OF OPERATIONS
                                                                                         (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                      SIX MONTHS ENDED JUNE 30, 2002

-----------------------------------------------------------------------------------------------------

INVESTMENT INCOME

  Interest                                                                            $      162,710
  Dividends                                                                                    4,560
-----------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                      167,270
-----------------------------------------------------------------------------------------------------

EXPENSES


  Management fee                                                                             270,739
  Professional fees                                                                           70,721
  Custody fee                                                                                 38,691
  Administration fee                                                                          29,045
  Miscellaneous                                                                               44,339
-----------------------------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                                                     453,535
-----------------------------------------------------------------------------------------------------

Interest expense                                                                               5,879
Dividend expense                                                                               2,362
-----------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                               461,776
-----------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                         (294,506)
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
         FROM INVESTMENTS

  Net realized gain from investments                                                       6,022,861
  Change in net unrealized appreciation/(depreciation) from investments                   (7,366,992)
-----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS                                         (1,344,131)
-----------------------------------------------------------------------------------------------------

DECREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                                      $   (1,638,637)
-----------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.
                                                                               2

                                                                                                  PW REDWOOD FUND, L.L.C.
                                                                                STATEMENT OF CHANGES IN MEMBERS' CAPITAL

--------------------------------------------------------------------------------------------------------------------------

                                                                                 SIX MONTHS ENDED
                                                                                  JUNE 30, 2002            YEAR ENDED
                                                                                   (UNAUDITED)          DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS

  Net investment loss                                                             $    (294,506)         $     (145,571)
  Net realized gain/(loss) from investments                                           6,022,861              (2,398,320)
  Change in net unrealized appreciation/(depreciation)
         from investments                                                            (7,366,992)              5,134,962
--------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                                                     (1,638,637)              2,591,071
--------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

  Proceeds from Member subscriptions                                                  7,119,421              16,439,522

  Member withdrawals                                                                 (3,284,072)             (2,492,944)

  Offering costs                                                                        (16,000)                 (3,650)

  Manager withdrawals                                                                   (91,166)                      -

--------------------------------------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                                    3,728,183              13,942,928
--------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL
         AT BEGINNING OF PERIOD                                                      42,114,934              25,580,935
--------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                                 $  44,204,480          $   42,114,934
--------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.
                                                                               3

                                                         PW REDWOOD FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

1. ORGANIZATION

   PW Redwood Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on July 26, 2000. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to maximize total return. The Fund pursues its investment objective by investing primarily in publicly traded equity securities of companies in the science and technology sectors in the United States. To a limited extent, the Fund also may purchase fixed-income securities, equity securities of foreign issuers listed on a U.S. national securities exchange and American Depository Receipts ("ADRs"). Operations of the Fund commenced on October 16, 2000.

   The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged PW Redwood/Sequoia Management, L.L.C. (the "Manager"), a Delaware limited liability company, to provide investment advice to the Fund.

   The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA"), and each of Frontier Performance Advisers L.P. ("FPA") and Frontier Capital Management Company, L.L.C. ("FCM"). PWFA is the managing Member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by FCM will manage the Fund's investment portfolio on behalf of the Manager under the oversight of PWFA's personnel. FCM is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Manager's capital account balance at June 30, 2002 and December 31, 2001 and 2000 was $941,764 and $1,058,162 and $893,115,
   respectively.

   Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

   The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. A Member's interest in the Fund can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                                         PW REDWOOD FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

   A. PORTFOLIO VALUATION

   Net asset value of the Fund will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

   Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold not yet purchased, as reported by such exchanges. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold not yet purchased, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Directors. No securities owned by the Fund at June 30, 2002 were fair valued.

   Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

   The Fund may invest in equity securities of foreign issuers listed on a U.S. national securities exchange and in U.S. depository receipts, such as ADRs, that represent indirect interests in securities of foreign issuers. Foreign denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract.

   B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

   Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest income/expense using the interest method. Realized gains and losses from security transactions are calculated on the identified cost basis.

                                                         PW REDWOOD FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   C. FUND COSTS

   The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors. Offering costs are charged to capital as incurred.

   D. INCOME TAXES

   No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

   E. CASH AND CASH EQUIVALENTS

   Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

   F. USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

   PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly management fee at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account (the "Fee"). The Fee will be paid to PWFA out of Fund assets and debited against the Members' capital accounts, excluding the Manager. A portion of the fee will be paid by PWFA to FCM.

                                                         PW REDWOOD FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

3. MANAGEMENT FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

   UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

   The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the six months ended June 30, 2002, UBS PWI and its affiliates earned no brokerage commissions from portfolio transactions executed on behalf of the Fund.

   The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. At the end of the twelve month period following the admission of a Member to the Fund, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2002 and the year ended December 31, 2001 was $10,805 and $82,216, respectively, and was recorded as an increase to the Manager's capital account. For Members which were not in the Fund for twelve months as of June 30, 2002 or December 31, 2001, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

   Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2002 were $10,500.

   PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

   PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund will reimburse certain out of pocket expenses incurred by PFPC Inc.

                                                         PW REDWOOD FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

4. SECURITIES TRANSACTIONS

   Aggregate purchases and proceeds from sales of common stocks for the six months ended June 30, 2002, amounted to $98,426,862 and $113,903,435, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $716,518,167 and $728,137,673, respectively. Net realized gain resulting from short positions were $2,859,826 for the six months ended June 30, 2002

   At June 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2002, accumulated net unrealized depreciation on investments was
   $3,368,721, consisting of $1,452,950 gross unrealized appreciation and $4,821,544 gross unrealized depreciation.

5. SHORT-TERM BORROWINGS

   The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2002, the Fund's average interest rate paid on borrowings was 2.64% per annum and the average borrowings outstanding were $449,435. The Fund had no borrowings outstanding at June 30, 2002.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

   In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

   Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

                                                         PW REDWOOD FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

   Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

   During the six months ended June 30, 2002, the Fund did not trade any forward or futures contracts or engage in option transactions.

7. FINANCIAL HIGHLIGHTS

   The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                      PERIOD FROM
                                                                                                   OCTOBER 16, 2000
                                                                                                   (COMMENCEMENT OF
                                                          SIX MONTHS ENDED                            OPERATIONS)
                                                           JUNE 30, 2002          YEAR ENDED            THROUGH
                                                            (UNAUDITED)       DECEMBER 31, 2001    DECEMBER 31, 2000
                                                            -----------       -----------------    -----------------
    Ratio of net investment loss to average net assets         (1.33%)*             (0.42%)              (6.39%)*
    Ratio of total expenses to average net assets               2.08%*               1.69%                8.40%*
    Portfolio turnover rate                                   339.89%              388.31%               59.69%
    Total return                                               (4.30%)**             4.73%**            (12.04%)**
    Average debt ratio                                          1.00%                1.27%                 N/A
    Net asset value at end of period                        $44,204,480          $42,114,934          $25,580,935

          *    Annualized.
          **   Total  return  assumes a purchase  of an interest in the Fund on the first day and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                                          PW REDWOOD FUND L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 JUNE 30, 2002

 SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK (44.58%)
           ---------------------
           AUDIO/VIDEO PRODUCTS (0.00%)
       32  Vialta, Inc.*                                          $         28
                                                                  ------------
           ELECTRONIC COMPONENTS - SEMICONDUCTORS
           (8.31%)
   53,200  Artisan Components, Inc.*, (a)                              478,800
  254,400  ChipPAC, Inc. Class A*, (a)                               1,572,192
  120,200  Microsemi Corp.*                                            793,320
  111,300  PLX Technology, Inc.*, (a)                                  473,025
   98,000  QuickLogic Corp.*, (a)                                      355,740
                                                                  ------------
                                                                     3,673,077
                                                                  ------------
           HEALTH CARE (0.95%)
   25,500  Caremark Rx, Inc.*, (a)                                     420,750
                                                                  ------------
           INSTRUMENTS - CONTROLS (1.60%)
   61,800  BEI Technologies, Inc., (a)                                 707,610
                                                                  ------------
           INSTRUMENTS - SCIENTIFIC (1.56%)
   24,600  Fisher Scientific International, Inc., (a)                  688,800
                                                                  ------------
           MEDICAL - DRUGS (0.76%)
   11,600  Biovail Corp.*                                              335,936
                                                                  ------------
           MEDICAL - GENERIC DRUGS (2.09%)
   14,500  Barr Laboratories, Inc.*, (a)                               921,185
                                                                  ------------
           MEDICAL - HMO (3.59%)
   11,000  Aetna, Inc., (a)                                            527,670
   15,700  Anthem, Inc.*, (a)                                        1,059,436
                                                                  ------------
                                                                     1,587,106
                                                                  ------------
           MEDICAL PRODUCTS (1.09%)
   17,800  Biomet, Inc., (a)                                           482,736
                                                                  ------------


     The preceding notes are an integral part of these financial statements.

                                                          PW REDWOOD FUND L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 JUNE 30, 2002

 SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK (CONTINUED)
           ------------------------
           MULTIMEDIA (0.99%)
    9,800  Viacom, Inc. Class A*, (a)                             $    435,708
                                                                  ------------
           NETWORKING PRODUCTS (2.91%)
   70,700  Cisco Systems, Inc.*                                        986,265
   30,900  Extreme Networks, Inc.*, (a)                                301,893
                                                                  ------------
                                                                     1,288,158
                                                                  ------------
           OIL - FIELD SERVICES (1.30%)
   47,900  Core Laboratories N.V.*, (a)                                575,758
                                                                  ------------
           PHOTO EQUIPMENT & SUPPLIES (0.37%)
   32,000  Concord Camera Corp.*, (a)                                  163,232
                                                                  ------------
           POWER CONVEYER/SUPPLY EQUIPMENT (0.81%)
   54,600  Artesyn Technologies, Inc.*, (a)                            356,538
                                                                  ------------
           RESEARCH & DEVELOPMENT (1.95%)
   32,800  Pharmaceutical Product Development, Inc.*, (a)              863,952
                                                                  ------------
           RETAIL - DRUG STORE (4.58%)
   66,200  CVS Corp., (a)                                            2,025,720
                                                                  ------------
           SEMICONDUCTOR COMPONENTS - INTEGRATED
           CIRCUITS (6.12%)
   89,000  Atmel Corp.*, (a)                                           557,140
   33,600  Cypress Semiconductor Corp.*                                510,048
   22,000  Power Integrations, Inc.*, (a)                              398,640
  155,700  SIPEX Corp.*, (a)                                           761,217
   36,800  Taiwan Semiconductor Manufacturing Company Ltd. - ADR*      478,400
                                                                  ------------
                                                                     2,705,445
                                                                  ------------
           SEMICONDUCTOR EQUIPMENT (5.60%)
   67,000  ATMI, Inc.*, (a)                                          1,498,790
   39,314  Mykrolis Corp.*, (a)                                        464,298
   15,000  Novellus Systems, Inc.                                      510,000
                                                                  ------------
                                                                     2,473,088
                                                                  ------------
           TOTAL COMMON STOCK (COST $23,390,437)                    19,704,827
                                                                  ------------


     The preceding notes are an integral part of these financial statements.

                                                          PW REDWOOD FUND L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 JUNE 30, 2002

 SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK SOLD, NOT YET PURCHASED
           ------------------------------------
           ((41.24)%)
           ----------
           APPLICATIONS SOFTWARE ((4.96)%)
  131,400  Red Hat, Inc.*                                         $   (771,319)
   63,700  Roxio, Inc.*                                               (458,640)
  130,100  ScanSoft, Inc.*                                            (962,740)
                                                                  ------------
                                                                    (2,192,699)
                                                                  ------------
           COMPUTER DATA SECURITY ((1.25)%)
   60,000  NetScreen Technologies, Inc.*                              (550,800)
                                                                  ------------
           COMPUTERS - INTEGRATED SYSTEMS ((2.06)%)
   52,100  Brocade Communications Systems, Inc.*                      (910,708)
                                                                  ------------
           COMPUTERS - MEMORY DEVICES ((1.09)%)
  106,700  Maxtor Corp.*                                              (482,284)
                                                                  ------------
           ELECTRONIC COMPONENTS - MISCELLANEOUS ((2.09)%)
  111,000  Au Optronics Corp. - ADR*                                  (922,410)
                                                                  ------------
           ELECTRONIC COMPONENTS - SEMICONDUCTORS ((5.06)%)
   72,000  Altera Corp.*                                              (979,200)
   42,800  Intersil Corp. Class A*                                    (915,064)
   51,600  Kopin Corp.*                                               (340,560)
                                                                  ------------
                                                                    (2,234,824)
                                                                  ------------
           ELECTRONIC DESIGN AUTOMATION ((1.28)%)
   10,300  Synopsys, Inc.*                                            (564,543)
                                                                  ------------
           ENTERTAINMENT SOFTWARE ((0.66)%)
   34,300  Midway Games, Inc.*                                        (291,550)
                                                                  ------------


     The preceding notes are an integral part of these financial statements.

                                                          PW REDWOOD FUND L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 JUNE 30, 2002

 SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK SOLD, NOT YET PURCHASED
           ------------------------------------
           (CONTINUED)
           -----------
           INDEXES ((8.82)%)
    2,100  Internet HOLDRs Trust*                                 $    (50,862)
   56,000  Nasdaq-100 Index Tracking Stock*                         (1,461,600)
   57,200  Semiconductor HOLDRs Trust*                              (1,736,020)
    4,500  Software HOLDRs Trust*                                     (130,590)
   33,000  Technology Select Sector SPDR*                             (522,060)
                                                                  ------------
                                                                    (3,901,132)
                                                                  ------------
           INTERNET INFRASTRUCTURE SOFTWARE ((1.25)%)
   98,700  Openwave Systems, Inc.*                                    (553,707)
                                                                  ------------
           MEDICAL - BIOMEDICAL/GENETICS ((0.05)%)
      500  Bio-Rad Laboratories, Inc. Class A*                         (22,755)
                                                                  ------------
           MEDICAL - DRUGS (0.00%)
        1  King Pharmaceuticals, Inc.*                                     (15)
                                                                  ------------
           MEDICAL - GENERIC DRUGS ((0.30)%)
    4,800  Pharmaceutical Resources, Inc.*                            (133,344)
                                                                  ------------
           MEDICAL IMAGING SYSTEMS ((0.40)%)
   33,500  Microvision, Inc.*                                         (175,205)
                                                                  ------------
           RADIO ((0.82)%)
   10,000  Sirius Satellite Radio, Inc.*                               (37,690)
   45,000  XM Satellite Radio Holdings, Inc., Class A*                (326,250)
                                                                  ------------
                                                                      (363,940)
                                                                  ------------
           RETAIL - COMPUTER EQUIPMENT ((1.58)%)
   14,600  Electronics Boutique Holdings Corp.*                       (427,780)
   13,000  GameStop Corp.*                                            (272,870)
                                                                  ------------
                                                                      (700,650)
                                                                  ------------


     The preceding notes are an integral part of these financial statements.

                                                          PW REDWOOD FUND L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                 JUNE 30, 2002

 SHARES                                                           MARKET VALUE
--------------------------------------------------------------------------------

           COMMON STOCK SOLD, NOT YET PURCHASED
           ------------------------------------
           (CONTINUED)
           -----------
           SEMICONDUCTOR COMPONENTS - INTEGRATED
           CIRCUITS ((2.37)%)
   33,300  Linear Technology Corp.*                                 (1,046,619)
                                                                  ------------
           SEMICONDUCTOR EQUIPMENT ((3.04)%)
   27,700  Nanometrics, Inc.*                                         (439,848)
   26,700  Varian Semiconductor Equipment Associates, Inc.*           (905,931)
                                                                  ------------
                                                                    (1,345,779)
                                                                  ------------
           TELECOMMUNICATIONS EQUIPMENT ((2.58)%)
   78,600  Nokia Oyj - ADR*                                         (1,138,128)
                                                                  ------------
           THERAPEUTICS ((1.58)%)
   22,800  Scios, Inc.*                                               (697,907)
                                                                  ------------
           WEB PORTALS/ISP (0.00%)
      357  At Home Corp.*                                                    0
                                                                  ------------
           TOTAL COMMON STOCK SOLD, NOT YET PURCHASED              (18,228,999)
           (PROCEEDS $(18,545,888))                               ------------

   TOTAL INVESTMENTS -- 3.34% (Cost $4,844,549)                      1,475,828
                                                                  ------------
   OTHER ASSETS IN EXCESS OF LIABILITIES -- 96.66%                  42,728,652
                                                                  ------------
   TOTAL NET ASSETS -- 100.00%                                    $ 44,204,480
                                                                  ============


* Non-income producing security.
(a) Partially or wholly held ($15,712,719 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.


     The preceding notes are an integral part of these financial statements.
                                                                              14

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